Intangible Assets - Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified					12 Months Ended		12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Merchant processing contracts [Member]	Dec. 31, 2011 Merchant processing contracts [Member]	Dec. 31, 2012 Merchant processing contracts [Member] Straight line method [Member]	Dec. 31, 2012 Merchant processing contracts [Member] Accelerated method [Member]	Dec. 31, 2012 Core deposit benefits [Member]	Dec. 31, 2011 Core deposit benefits [Member]	Dec. 31, 2012 Core deposit benefits [Member] Straight line method [Member]	Dec. 31, 2012 Core deposit benefits [Member] Accelerated method [Member]	Dec. 31, 2012 Trust relationships [Member]	Dec. 31, 2011 Trust relationships [Member]	Dec. 31, 2012 Trust relationships [Member] Straight line method [Member]	Dec. 31, 2012 Trust relationships [Member] Accelerated method [Member]	Dec. 31, 2012 Other identified intangibles [Member]	Dec. 31, 2011 Other identified intangibles [Member]	Dec. 31, 2012 Other identified intangibles [Member] Straight line method [Member]	Dec. 31, 2012 Other identified intangibles [Member] Accelerated method [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life							10 years	8 years			22 years	5 years			14 years	6 years			9 years	5 years
Amortization Method					SL/AC				SL/AC				SL/AC				SL/AC
Finite-Lived Intangible Assets					$ 281	$ 348			$ 176	$ 232			$ 149	$ 166			$ 400	$ 471
Goodwill	9,143	8,927	8,954	9,011
Mortgage servicing rights	1,700	1,519	1,837	1,749
Total	$ 11,849	$ 11,663